Leases - A rollforward of our lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted average discount rate	7.40%
Movement In Lease Liabilities [Roll Forward]
Balance	$ (21,871)	$ (18,358)
Additions	(16,707)	(14,979)
Disposals and other	946	713
Interest	1,715	1,587
Lease Payments	11,363	11,590
Exchange differences	(403)	750
Balance	$ (28,387)	$ (21,871)